10. Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information

The Company operates in three business segments: the Cyber Solutions segment, the IPSA / Business Advisory Solutions segment and the Energy Solutions segment.  The Cyber Solutions segment provides cyber security and advanced technology training services, operational support and consulting services.  The IPSA / Business Solutions segment, which includes IPSA as of February 9, 2015, provides anti-money laundering operational, advisory and consulting services, investigative due diligence services and advisory services in the following areas: risk, data, organizational change and cyber. The Energy Solutions segment works with customers to assess, design and install processes and automation to address energy regulation, strategy, cost, and usage initiatives.

The performance of the business is evaluated at the segment level.  Cash, debt and financing matters are managed centrally.  These segments operate as one from an accounting and overall executive management perspective, though each segment has senior management in place; however, they are differentiated from a marketing and customer presentation perspective, though cross-selling opportunities exist and continue to be pursued.  Condensed summary segment information follows for the three months ended March 31, 2016 and 2015.

	Three Months Ended March 31, 2016
	Cyber Solutions	Energy Solutions	IPSA / Business Advisory Solutions	Total

Revenue	$680,820	$204,992	$6,250,814	$7,136,626
Income (loss) from Operations before Overhead	$(2,575,588)	$(235,007)	$(131,930)	$(2,942,525)
Allocated Corporate Overhead	136,505	41,101	1,253,299	1,430,905
Loss from Operations	$(2,712,093)	$(276,108)	$(1,385,229)	$(4,373,430)

Assets	$5,665,950	$1,555,581	$28,409,774	$35,631,305

	Three Months Ended March 31, 2015
	Cyber Solutions	Energy Solutions	IPSA / Business Advisory Solutions	Total

Revenue	$428,588	$522,930	$8,582,729	$9,534,247
Income (loss) from Operations before Overhead	$(1,002,969)	$(280,018)	$1,036,663	$(246,324)
Allocated Corporate Overhead	779,455	152,325	1,556,677	2,488,457
Loss from Operations	$(1,782,424)	$(432,343)	$(520,014)	$(2,734,781)

Assets	$3,644,702	$2,583,132	$42,154,855	$48,382,689

The Company operates in three business segments: the Cyber Solutions segment, the Business Advisory Solutions segment and the Energy Solutions segment.  The Cyber Solutions segment provides cyber security and advanced technology training services, operational support and consulting services.  The Business Advisory Solutions segment, which includes IPSA as of February 9, 2015, provides anti-money laundering operational, advisory and consulting services, investigative due diligence services and advisory services in the following areas: risk, data, organizational change and cyber.  The Energy Solutions segment works with customers to assess, design and install processes and automation to address energy regulation, strategy, cost, and usage initiatives.  The Business Advisory Solutions segment operated without IPSA for the full year in 2014 and up through February 9, 2015, and included IPSA from February 9, 2015 through December 31, 2015.

The performance of the business is evaluated at the segment level.  Cash, debt and financing matters are managed centrally.  These segments operate as one from an accounting and overall executive management perspective, though each segment has senior management in place; however they are differentiated from a marketing and customer presentation perspective, though cross-selling opportunities exist and continue to be pursued.  Condensed summary segment information follows for the year ended December 31, 2015 and 2014.

	Year Ended December 31, 2015
	Cyber Solutions	Business Advisory Solutions *	Energy Solutions	Total

Revenue	$2,975,583	$24,588,203	$1,794,643	$29,358,429
Income (Loss) from Operations before Overhead	$(4,446,716)	$(676,777)	$(784,732)	$(5,908,245)
Allocated Corporate Overhead	2,034,785	4,719,903	599,732	7,354,420
Loss from Operations	$(6,481,501)	$(5,396,680)	$(1,384,464)	$(13,262,665)

Assets	$5,054,281	$23,530,701	$2,003,822	$30,588,804

	Year Ended December 31, 2014
	Cyber Solutions	Business Advisory Solutions *	Energy Solutions	Total

Revenue	$4,076,050	$12,964,920	$3,134,518	$20,175,488
Income (Loss) from Operations before Overhead	$(106,312)	$1,332,555	$(2,352,884)	$(1,126,641)
Allocated Corporate Overhead	1,529,255	3,198,644	1,686,248	6,414,147
Loss from Operations	$(1,635,567)	$(1,866,089)	$(4,039,132)	$(7,540,788)

Assets	$3,392,939	$5,928,331	$2,543,370	$11,864,640

*    The Company acquired IPSA International, Inc. on February 9, 2015 and this business is included in the Business Advisory Solutions segment as of the acquisition date.